Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2045 Fund	Aug. 16, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020
Fidelity Freedom Index 2045 Fund - Premier II Class
Bar Chart Table:
Annual Return 2021	15.95%
Annual Return 2022	(18.15%)
Annual Return 2023	19.98%